UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/99

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Newgate LLP
Address:  80 Field Point Road
          Greenwich, CT 06830

Form 13F File Number:  28-4822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonia Rosenbaum
Title:    Managing Partner
Phone:    203-661-0700

Signature, Place, and Date of Signing:

     /s/ Sonia Rosenbaum            Greenwich, CT              01/24/00
     ---------------------          -------------              -------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           76

Form 13F Information Table Value Total:     $312,770
                                         --------------
                                           (thousands)

List of Other Included Managers:

     NONE

        ITEM 1:                      ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:      ITEM 6:    ITEM 7:         ITEM 8:
-------------------------------  -------------- ---------   -----------   ---------   ---------- ---------   ---------------------
    NAME OF ISSUER               TITLE OF CLASS    CUSIP        FAIR      SHARES OR   INVESTMENT  MANAGERS     VOTING AUTHORITY
                                                  NUMBER       MARKET     PRINCIPAL   DISCRETION             ------ ------- ------
                                                               VALUE       AMOUNT     ----------              (A)    (B)    (C)
                                                                                                              SOLE  SHARED  NONE
-------------------------------  -------------- ---------   ------------  ---------   ---------- ---------   ------ ------- ------
Argentina Fund                       COM        040112104    2,726,738      229,620       N          X         229,620
Aracruz Celulose                     SP ADR     038496204    5,985,525      228,020       N          X         228,020
Senior High Income                   COM        81721E107    3,378,542      524,822       N          X         524,822
American Strategic Income            COM        030098107    2,209,365      196,388       N          X         196,388
Anglogold Limited                    SP ADR     035128206   11,343,351      441,590       N          X         441,590
Alliance World Dollar Govt           COM        01879R106    3,741,707      450,130       N          X         450,130
Blackrock Invest Qual Term           COM        09247J102      216,563       27,500       N          X          27,500
American Strategic Income            COM        030099105    5,622,287      494,267       N          X         494,267
Compania de Minas Buenaven           SP ADR     204448104    3,033,888      188,880       N          X         188,880
Brazil Fund                          COM        105759104    1,059,125       57,250       N          X          57,250
Electrobras Centrais Elect           SP ADR     15234Q108    3,839,352      319,520       N          X         319,520
Central European Equity              COM        153436100    1,716,619      118,900       N          X         118,900
Chile Fund                           COM        168834109    3,232,834      287,363       N          X         287,363
Colonial Intermediate High           SH BEN     195763107    1,900,192      366,302       N          X         366,302
American Strategic Income            COM        03009T101      436,313       39,000       N          X          39,000
Compania de Telecom Chile            SP ADR     204449300    5,692,540      311,920       N          X         311,920
Companhia Vale do Rio Doce           SP ADR     204412100    7,353,770      263,784       N          X         263,784
Debt Strategies                      COM        242768109    3,206,663      528,934       N          X         528,934
Debt Strategies Fund II              COM        242901106      665,658       95,094       N          X          95,094
Templeton Global Income              COM        880198106   15,386,643    2,619,003       N          X       2,619,003
Gulf Indonesia Resources             COM        402284103    8,828,869    1,086,630       N          X       1,086,630
Greenwich Street Muni                COM        39701A107    4,999,995      512,820       N          X         512,820
MSDW Government Income Tru           COM        61745P106      241,553       29,960       N          X          29,960
High Income Opportunity              COM        42967Q105      298,010       35,060       N          X          35,060
Huaneng Power Internationa           SP ADR     443304100    7,466,786      706,914       N          X         706,914
Hyperion Total Return & In           COM        449145101    4,126,883      554,875       N          X         554,875
India Fund                           COM        454089103   12,522,300      747,600       N          X         747,600
Morgan Stanley India                 COM        61745C105    4,218,225      255,650       N          X         255,650
Persero PT Indonesian Sate           SP ADR     715680104    2,426,974      112,230       N          X         112,230
Korea Electric Power                 SP ADR     500631106   12,025,160      717,920       N          X         717,920
Korea Fund                           COM        500634100   24,821,700    1,460,100       N          X       1,460,100
Kemper Intermediate Govt T           SH BEN     488413105    1,843,700      286,400       N          X         286,400
Kemper Multimarket Income            SH BEN     48842B106    1,406,525      177,200       N          X         177,200
Korea Thrunet Company                SP ADR     Y49975108    4,728,173       69,660       N          X          69,660
MFS Municipal Income Trust           SH BEN     552738106      279,110       42,940       N          X          42,940
MFS Govt Markets Income Tr           SH BEN     552939100    1,457,081      256,190       N          X         256,190
Managed High Income                  COM        56166C105      926,445      114,024       N          X         114,024
MFS Intermediate Income              SH BEN     55273C107    6,626,919    1,093,100       N          X       1,093,100
MFS Multimarket Income Tru           SH BEN     552737108    1,071,070      194,740       N          X         194,740
MuniYield Quality                    COM        626302103    4,182,232      369,700       N          X         369,700
MSDW Emerging Market Debt            COM        61744H105      912,194      133,900       N          X         133,900
Magyar Tavkozlesi                    SP ADR     559776109    3,689,640      102,490       N          X         102,490
Munivest Fund                        COM        626295109    3,462,716      439,710       N          X         439,710
Munivest Fund II                     COM        62629P105    2,479,275      220,380       N          X         220,380
Mexico Fund                          COM        592835102    7,787,719      448,214       N          X         448,214
MuniYield Fund                       COM        626299101    3,482,036      299,530       N          X         299,530
Nuveen Insured Muni Opport           COM        670984103      636,675       52,240       N          X          52,240
Nuveen Premier Income Muni           COM        67062T100    2,630,787      220,380       N          X         220,380
Nuveen Premium Income Muni           COM        67063W102    1,154,725       83,980       N          X          83,980
Nuveen Performance Plus Mu           COM        67062P108    2,044,838      175,900       N          X         175,900
Nuveen Insured Premium 2             COM        6706D8104      439,828       42,910       N          X          42,910
Nuveen Ins Quality Muni              COM        67062N103    2,239,106      169,790       N          X         169,790
Nuveen Select Quality Muni           COM        670973106    2,672,930      221,590       N          X         221,590
Nuveen Quality Income Muni           COM        670977107      179,888       14,760       N          X          14,760
Nuveen Municipal Value               COM        670928100    6,350,951      806,470       N          X         806,470
MSDW Municipal Income Oppo           COM        61745P437      201,520       25,190       N          X          25,190
Hellenic Telecommunication           SP ADR     423325307      615,975       51,600       N          X          51,600
Asia Pulp and Paper Compan           SP ADR     04516V100    8,479,879    1,076,810       N          X       1,076,810
Pacific Internet                     SP ADR     Y66183107    2,583,912       55,050       N          X          55,050
Petroleo Brasileiro                  SP ADR     71654V101   10,983,500      428,240       N          X         428,240
MSDW Municipal Premium Inc           COM        61745P429    2,012,288      268,305       N          X         268,305
Putnam Master Intermediate           SH BEN     746909100    4,787,763      806,360       N          X         806,360
Pakistan Investment Fund             COM        695844100      173,282       71,090       N          X          71,090
Putnam Master Income Trust           SH BEN     74683K104    1,026,090      157,860       N          X         157,860
RCM Strategic Global                 COM        74936A101    1,465,920      162,880       N          X         162,880
South African Breweries pl           SP ADR     836220103    4,056,883      399,064       N          X         399,064
Strategic Global Income              COM        862719101    1,798,200      179,820       N          X         179,820
Shandong Huaneng Power               SP ADR     819419102    2,444,329      566,800       N          X         566,800
ACM Government Spectrum              COM        000917104    6,410,242    1,178,895       N          X       1,178,895
Tubos de Acero de Mexico             ADR        898592506    7,737,545      570,510       N          X         570,510
Telecomunicacoes Brasileir           SP ADR     879287100          287       13,040       N          X          13,040
Telefonica del Peru                  SP ADR     879384105    8,483,763      634,300       N          X         634,300
Templeton Emerging Mkts In           COM        880192109      577,375       62,000       N          X          62,000
Templeton Global Govt Inco           SH BEN     879929107    2,484,069      432,012       N          X         432,012
Telekomunikasi Indonesia             SP ADR     715684106   13,271,522    1,206,502       N          X       1,206,502
Telesp Participacoes                 SP ADR     87952K100    5,767,741      236,020       N          X         236,020